Gains or losses on financial assets and liabilities - Financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Financial liabilities at fair value through profit or loss	€ (167,240)	€ (149,028)	€ (159,986)
Deposits
Financial instruments
Financial liabilities at fair value through profit or loss	(84,724)	(48,863)	(62,836)
Deposits - Central banks
Financial instruments
Financial liabilities at fair value through profit or loss	(9,142)	(10,463)	(18,664)
Deposits - Credit institutions
Financial instruments
Financial liabilities at fair value through profit or loss	(18,458)	(5,059)	(8,628)
Deposits - Customers
Financial instruments
Financial liabilities at fair value through profit or loss	(57,124)	(33,341)	(35,544)
Marketable debt securities
Financial instruments
Financial liabilities at fair value through profit or loss	(3,056)	(2,791)	(3,373)
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	(20,979)	(23,005)	(17,362)
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss	(57,892)	€ (74,369)	(76,414)
Other financial liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	€ (589)		€ (1)